Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated November 30, 2006

to the

Statement of Additional Information

Dated November 1, 2006

The subsection captioned “NFJ” in the section titled “Portfolio Manager Compensation” under “Management of the Trust” is revised to reflect that E. Clifton Hoover, Jr. has resigned from NFJ. The listing of individuals who share primary responsibility for managing the Funds sub-advised by NFJ is revised as follows: (i) NFJ Dividend Value Fund: Benno J. Fischer, Chris Najork, Jeffrey S. Partenheimer and Thomas W. Oliver; (ii) NFJ Large-Cap Value Fund: Paul A. Magnuson, Mr. Najork, Mr. Fischer and Mr. Partenheimer; (iii) NFJ Mid-Cap Value Fund: Mr. Partenheimer, Mr. Fischer, John L. Johnson and Mr. Oliver; (iv) NFJ Small-Cap Value Fund: Mr. Magnuson, Mr. Najork, Mr. Fischer and R. Burns McKinney; and (v) NFJ International Value Fund: Mr. Fischer, Mr. Najork, Mr. Oliver and Mr. McKinney.

Information regarding other accounts managed by Messrs. Fischer, Magnuson, Najork and Partenheimer, as well as their ownership of securities of the Funds they manage, is currently contained in the Statement of Additional Information. Information, as of November 28, 2006, regarding other accounts managed by Messrs. Johnson, McKinney and Oliver, as well as their ownership of securities of the Funds they manage, is provided in the tables below. None of the advisory fees charged for managing these accounts is based on performance.

Other Accounts Managed

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
John L. Johnson	0	—	3	172.5	0	—
R. Burns McKinney	0	—	5	123.7	0	—
Thomas W. Oliver	0	—	6	77.0	0	—

Securities Ownership

Dollar Range of Equity Securities
NFJ Dividend Value
Thomas W. Oliver	$10,001-$50,000
NFJ International Value
Thomas W. Oliver	$1-$10,000
R. Burns McKinney	None
NFJ Mid-Cap Value
John L. Johnson	None
Thomas W. Oliver	None
NFJ Small-Cap Value
R. Burns McKinney	None

In addition, the disclosure contained in the subsection captioned “Additional Information About Services Provided by Allianz Global Fund Management” in the section titled “Management of the Trust” is revised to reflect that Mr. Hoover is no longer a member of the Management Board of Allianz Global Fund Management.